KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Key Management Compensation [Abstract]
Disclosure of detailed information about management compensation [Table Text Block]
For the year ended December 31,	2020	2019
	$	$
Salaries and director fees	968,769	832,566
Share-based payments	520,255	367,133

KEY MANAGEMENT COMPENSATION	1,489,024	1,199,699